Long-Term Debt - Summary of Debt Deferred Financing Fees And Discount (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument, Unamortized Discount [Abstract]
Amortization of fees and discount	$ (1,000,000)	$ (2,000,000)
Cypress Holdings Inc And Subsidiaries [Member]
Debt Issuance Costs, Net [Abstract]
Deferred Financing Fees, Beginning balance		16,134,000	$ 23,960,000	$ 23,960,000	$ 28,797,000
Fees written off of due to early extinguishment of debt				(6,558,000)
Payment of fees and discount				3,362,000
Amortization of fees and discount				(4,630,000)	(4,837,000)
Deferred Financing Fees, Ending balance				16,134,000	23,960,000	$ 28,797,000
Debt Instrument, Unamortized Discount [Abstract]
Discount (contra debt), Beginning balance		2,788,000	3,694,000	3,694,000	4,327,000
Fees written off of due to early extinguishment of debt				(2,043,000)
Payment of fees and discount				1,875,000
Amortization of fees and discount		$ (392,000)	$ (327,000)	(738,000)	(633,000)	(597,000)
Discount (contra debt), Ending balance				$ 2,788,000	$ 3,694,000	$ 4,327,000